Insurance (Liabilities for Unpaid Claims and Claim Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liabilities for Unpaid Claims and Claim Expenses
Balance at January 1,	$ 7,310	$ 7,022	$ 6,826
Less: Reinsurance recoverables	286	290	301
Net balance at January 1,	7,024	6,732	6,525
Incurred related to:
Current year	5,316	5,099	4,762
Prior years	13	0	(12)
Total incurred	5,329	5,099	4,750
Paid related to:
Current year	(3,415)	(3,228)	(3,035)
Prior years	(1,684)	(1,579)	(1,508)
Total paid	(5,099)	(4,807)	(4,543)
Net balance at December 31,	7,254	7,024	6,732
Add: Reinsurance recoverables	273	286	290
Balance at December 31,	$ 7,527	$ 7,310	$ 7,022